SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL
SHARE CAPITAL

27.  SHARE CAPITAL

Holders of Class A Ordinary Shares, Class B Ordinary Shares and Class C Ordinary Shares are entitled to the same rights except for voting and conversion rights. In respect of matters requiring a shareholder’s vote, each Class A Ordinary Share is entitled to one vote right, each Class B Ordinary Share is entitled to ten votes, and each Class C Ordinary Share is entitled to one vote and certain veto rights. Each Class B Ordinary Share and Class C Ordinary Share is convertible into one Class A Ordinary Share at any time by the holder. Class A Ordinary Shares are not convertible into Class B Ordinary Share and Class C Ordinary Shares under any circumstances. Upon any transfer of Class B Ordinary Shares and Class C Ordinary Shares by a holder to any person or entity which is not an affiliate of such holder, such Class B Ordinary Shares and Class C Ordinary Share will be automatically converted into an equal number of Class A Ordinary Shares.

For the years ended December 31, 2017, 2018 and 2019, 3,119,052,  3,070,500 and 304,200 Class A ordinary shares were issued to settle the share options exercised and RSUs vested. In October 2019, the Company issued 60,000 newly created Class C ordinary shares to Personal Group Limited, a British Virgin Islands company wholly owned by Mr. Sheng Chen, the executive chairman of our board of directors, at a price of US$1.35 per share, to execute business strategies over the long term under the leadership of the Company’s board and senior management.